Related Party Balances and Transactions (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Related Party Balances and Transactions (Details)
Administrative fees	$ 4,350	$ 42,600	$ 23,238
Fees to the entity controlled by Chief Financial Officer	$ 14,000	$ 0	$ 0